Ordinary Shares (Details) - Sep. 22, 2017 $ / shares in Units, ¥ in Thousands, $ in Thousands	USD ($) Vote $ / shares shares	CNY (¥) Vote shares
Class A
Ordinary shares
Number of votes | Vote	1	1
Class A | Initial public offering
Ordinary shares
Shares issued (in shares)	4,250,000	4,250,000
Offering price (dollar per share) | $ / shares	$ 26
Net proceeds	$ 100,844	¥ 664,464
Class A | Private placement
Ordinary shares
Offering price (dollar per share) | $ / shares	$ 26
Net proceeds	$ 30,000	¥ 197,697
Class A | Private placement | Gold Ease Global Limited
Ordinary shares
Shares issued (in shares)	769,231	769,231
Class A | Private placement | YTL Cayman Limited
Ordinary shares
Shares issued (in shares)	384,615	384,615
Class B
Ordinary shares
Number of votes | Vote	20	20
Number of Class A ordinary share convertible from each Class B ordinary share	1	1